Stock-Based Compensation - Stock Options (Details) - LTIP - Stock options - USD ($)	6 Months Ended
	Jul. 02, 2022	Jun. 30, 2021
Stock-Based Compensation
Expiration period	10 years
Vesting period	4 years
Options granted	5,200,000
Options granted, grant date fair value	$ 7,605,000
Options vested	645,563
Fair value of options vested	$ 936,100
Options exercised	0
Unvested options	4,500,000
Unvested options, weighted average grant date fair value	$ 1.45
Stock options outstanding	5,200,000	0
Weighted average exercise price of options outstanding	$ 1.45